UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04409

Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2006

Item 1. Schedule of Investments

Eaton Vance Alabama Municipals Fund                                                                                 as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.7%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 3.6%
1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$1,060,680
1,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,069,220
		$2,129,900
General Obligations — 2.1%
1,125	Huntsville, 5.25%, 5/1/31	$1,217,914
		$1,217,914
Hospital — 12.6%
1,740	Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39 (1)(2)	$1,844,452
750	Health Care Authority, (Baptist Health), 5.00%, 11/15/18	790,447
400	Health Care Authority, (Baptist Health), 5.00%, 11/15/21	419,416
1,250	Huntsville, Health Care Authority, 5.75%, 6/1/31	1,345,225
1,000	Marshall County, Health Care Authority, 5.75%, 1/1/32	1,073,620
1,000	Montgomery, Medical Clinic Board Healthcare Facility, (Jackson Hospital & Clinic), 4.75%, 3/1/36 (3)	1,003,280
860	Oneonta Eastern Health Care Facility Financing Authority, (Eastern Health Systems, Inc.), 7.75%, 7/1/21	945,252
		$7,421,692
Industrial Development Revenue — 6.3%
600	Butler, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$621,246
1,000	Courtland, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	1,069,850
750	Phoenix County, Industrial Development Board Environmental Improvements, 6.10%, 5/15/30	800,205
1,180	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,191,328
		$3,682,629
Insured-Education — 15.4%
2,000	Alabama State University, (XLCA), 4.625%, 8/1/36	$2,035,800
750	Auburn University, (MBIA), 5.00%, 6/1/26	781,410
1,110	Montgomery, Public Educational Building Authority (Alabama State University), (XLCA), 5.25%, 10/1/25	1,222,343
2,000	University of Alabama, (XLCA), 4.50%, 7/1/36	2,019,340
4,500	University of South Alabama, (AMBAC), 0.00%, 11/15/16	3,030,705
		$9,089,598
Insured-Electric Utilities — 1.8%
495	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29 (1)(2)	$525,213
525	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (1)(2)	546,194
		$1,071,407

1

Insured-Escrowed / Prerefunded — 10.1%
1,060	Alabama State University, (MBIA), Prerefunded to 1/1/12, 5.25%, 3/1/33 (4)	$1,152,273
445	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/27	485,259
450	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/33	490,711
1,190	Jefferson County, Sewer, (FGIC), Prerefunded to 2/1/09, 5.00%, 2/1/33	1,238,088
2,065	Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 0.00%, 11/15/27	2,142,954
330	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	405,233
		$5,914,518
Insured-General Obligations — 10.6%
1,500	Etowah County, Board of Education, (FSA), 5.00%, 9/1/28	$1,597,035
2,000	Gadsden, (AMBAC), 5.125%, 8/1/28	2,153,980
500	Mobile, General Obligation Unlimited Warrants, (AMBAC), 5.00%, 2/15/30	537,570
1,000	Pell City, (XLCA), 5.00%, 2/1/24	1,077,270
700	Puerto Rico, (FSA), Variable Rate, 8.462%, 7/1/27 (5)(6)	840,637
		$6,206,492
Insured-Hospital — 9.9%
3,000	Birmingham, Care Facility Financing Authority, (Children’s Hospital), (AMBAC), 5.00%, 6/1/32 (7)	$3,128,340
1,500	East Alabama, Health Care Authority, (MBIA), 5.00%, 9/1/27	1,565,520
1,000	Huntsville, Health Care Authority, (MBIA), 5.40%, 6/1/22	1,093,500
		$5,787,360
Insured-Lease Revenue / Certificates of Participation — 7.0%
1,250	Mobile, Public Educational Building Authority, (AMBAC), 4.50%, 3/1/31	$1,265,513
500	Montgomery County, Public Building Authority, (MBIA), 5.00%, 3/1/31	536,920
1,200	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (1)(2)	1,369,576
770	Puerto Rico Public Finance Corp., (AMBAC), 5.50%, 8/1/27	941,810
		$4,113,819
Insured-Special Tax Revenue — 1.9%
1,825	Birmingham Jefferson, Civic Center Authority, (MBIA), 0.00%, 9/1/18	$1,130,077
		$1,130,077

2

Insured-Transportation — 3.9%
1,090	Alabama State Dock Authority, (MBIA), 4.50%, 10/1/36	$1,100,737
500	Huntsville-Madison County Airport, (AMT), (MBIA), 5.40%, 7/1/19	510,550
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	696,750
		$2,308,037
Insured-Utilities — 1.8%
1,000	Foley, Utilities Board, (FSA), 4.75%, 11/1/31	$1,044,700
		$1,044,700
Insured-Water and Sewer — 17.8%
2,490	Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$2,403,896
1,000	Alabaster, Sewer, (MBIA), 5.00%, 4/1/29	1,065,270
800	Birmingham, Waterworks and Sewer Board, (FSA), 4.50%, 1/1/35	810,400
2,500	Birmingham, Waterworks and Sewer Board, (MBIA), 5.25%, 1/1/33	2,688,200
555	Helena, Utilities Board Water and Sewer, (MBIA), 5.25%, 4/1/27	597,213
550	Helena, Utilities Board Water and Sewer, (MBIA), 5.25%, 4/1/33	591,833
1,000	Opelika, Water Works Board Utility Revenue, (FSA), 5.125%, 6/1/31	1,060,250
1,195	Warrior River, Water Authority, (FSA), 5.25%, 8/1/23	1,254,511
		$10,471,573
Lease Revenue / Certificates of Participation — 0.9%
500	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$510,590
		$510,590
Total Tax-Exempt Investments — 105.7% (identified cost $57,851,268)		$62,100,306
Other Assets, Less Liabilities — (5.7)%		$(3,382,066)
Net Assets — 100.0%		$58,718,240

3

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2006, 72.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 26.5% of total investments.

(1)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(3)	When-issued security.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the aggregate value of the securities is $840,637 or 1.4% of the Fund net assets.

(6)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2006.
(7)	Security (or a portion thereof) has been segregated to cover when-issued securities.

4

A summary of financial instruments at November 30, 2006 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
03/07	57 U.S. Treasury Bond	Short	$(6,508,832)	$(6,519,375)	$(10,543)
03/07	13 U.S. Treasury Note	Short	$(1,415,532)	$(1,419,437)	$(3,905)
					$(14,448)

At November 30, 2006, the Fund had entered into an interest rate swap with Merrill Lynch Capital Services, Inc. whereby the Fund makes semi-annual payments at a fixed rate equal to 4.006% on the notional amount of $1,450,000. In exchange, the Fund receives semi-annual payments at a rate equal to the USD-BMA-Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates August 7, 2037, is recorded as a payable for open swap contracts of $30,218, on November 30, 2006.

At November 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$55,207,155
Gross unrealized appreciation	$4,253,151
Gross unrealized depreciation	—
Net unrealized appreciation	$4,253,151

5

Eaton Vance Arkansas Municipals Fund                                                                                as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 108.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 1.7%
$1,000	Conway, Public Facilities Board, (Hendrix College), 5.00%, 10/1/35	$1,041,760
		$1,041,760
Electric Utilities — 2.2%
500	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$530,340
750	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	801,915
		$1,332,255
Escrowed / Prerefunded — 2.2%
500	Arkansas Development Finance Authority, (Washington Regional Medical Center), Prerefunded to 2/1/10, 7.375%, 2/1/29	$554,205
750	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	797,925
		$1,352,130
General Obligations — 4.0%
2,750	Arkansas State College Savings, 0.00%, 6/1/14	$2,079,935
350	Puerto Rico Public Buildings Authority, Government Facilities, 5.00%, 7/1/36	367,899
		$2,447,834
Hospital — 8.6%
800	Arkansas Development Finance Authority, (White River Medical Center), 5.60%, 6/1/24	$828,936
750	Baxter County, Community Hospital District, 5.625%, 9/1/28	777,555
1,000	Conway, Health Facilities Board Hospital Improvements Revenue, (Conway Regional Medical Center), 6.40%, 8/1/29	1,073,340
250	North Little Rock, Health Facilities Board, (Baptist Health), 5.70%, 7/1/22	260,690
1,250	Paragould, Hospital, (Methodist Hospital Corp.), 6.375%, 10/1/17	1,276,850
785	Pulaski County, (Children’s Hospital), 5.25%, 3/1/16	820,992
250	Washington County Hospital, (Washington Regional Medical Center), 5.00%, 2/1/35	259,472
		$5,297,835
Housing — 3.8%
435	Arkansas Development Finance Authority, Single Family Morgage, (GNMA), (AMT), 5.125%, 7/1/24	$451,208
250	Arkansas Development Finance Authority, Single Family Morgage, (GNMA/FNMA), 5.05%, 7/1/31	259,775
1,000	Arkansas Development Finance Authority, Single Family Morgage, (GNMA/FNMA), (AMT), 4.80%, 7/1/26	1,016,830

1

$145	Arkansas Development Finance Authority, Single Family Morgage, (GNMA/FNMA), (AMT), 5.00%, 1/1/29	$146,257
440	North Little Rock, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21 (1)	457,037
		$2,331,107
Industrial Development Revenue — 8.0%
400	Arkansas Development Finance Authority, Industrial Facility Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25	$448,096
2,000	Baxter, (Aeroquip Corp.), 5.80%, 10/1/13 (1)	2,207,060
750	Calhoun County, Solid Waste Disposal Revenue, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	794,107
250	Pine Bluff, Environmental Improvements Revenue, (International Paper Co.), (AMT), 6.70%, 8/1/20	269,975
1,150	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,161,040
		$4,880,278
Insured-Education — 17.7%
1,000	Arkansas State University, (AMBAC), 5.00%, 9/1/35	$1,072,790
1,000	Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	1,127,480
2,155	Pulaski Technical College, (AMBAC), 5.00%, 11/1/36	2,294,709
750	University of Arkansas, (AMBAC), 5.00%, 12/1/30	800,130
1,000	University of Arkansas, (Fayetteville Campus), (AMBAC), 5.00%, 11/1/36	1,080,760
750	University of Arkansas, (Fayetteville Campus), (FGIC), 5.00%, 12/1/32	794,182
500	University of Arkansas, (Fayetteville Campus), (MBIA), 4.75%, 11/1/24	525,395
1,000	University of Arkansas, (Pine Bluffs Campus), (AMBAC), 5.00%, 12/1/35	1,074,590
500	University of Arkansas, (Student Fee-Fort Smith Campus), (XLCA), 4.50%, 12/1/31 (2)	504,855
1,500	University of Arkansas, (UAMS Campus), (MBIA), 5.00%, 11/1/34	1,601,430
		$10,876,321
Insured-Electric Utilities — 5.4%
210	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/10	$221,212
1,000	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/15	1,156,040
1,000	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29 (3)(4)	1,061,035
400	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29 (3)(4)	429,720
375	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 6.79%, 7/1/29 (5)(6)	420,776
		$3,288,783

2

Insured-Escrowed/Prerefunded — 4.1%
$310	Arkansas State University, (Consolidated Building System), (AMBAC), Prerefunded to 4/1/07, 5.10%, 4/1/24	$314,675
500	Harrison, Residential Housing Facility Board, Single Family Mortgage, (FGIC), Escrowed to Maturity, 7.40%, 9/1/11	576,735
1,499	Puerto Rico, Prerefunded to 7/1/12, (FGIC), 5.00%, 7/1/32 (3)(4)	1,614,405
		$2,505,815
Insured-General Obligations — 5.1%
500	Arkansas State College Savings, (FGIC), 0.00%, 6/1/17	$331,555
500	Little Rock, School District, (FSA), 5.25%, 2/1/33	528,080
500	Northwest Arkansas Community College, (AMBAC), 5.00%, 5/15/24	537,990
745	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/21	860,103
480	Puerto Rico, (MBIA), 5.50%, 7/1/20 (3)(4)	566,237
250	Springdale School District, (AMBAC), 4.50%, 6/1/24	251,460
		$3,075,425
Insured-Health - Miscellaneous — 1.6%
430	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$424,844
500	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	535,510
		$960,354
Insured-Hospital — 8.9%
1,140	Heber Springs, Hospital and Health Care Facilities Board, (Baptist Healthcare System), (CIFG), 5.00%, 5/1/26	$1,224,531
1,500	Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/30	1,599,570
2,065	Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/35	2,197,614
400	Saline County, Retirement Housing and Healthcare Facilities Board, (Evan Lutheran Good Samaritan), (AMBAC), 5.80%, 6/1/11	404,028
		$5,425,743
Insured-Housing — 1.7%
500	Arkansas State University, (Housing System), (FGIC), 4.75%, 3/1/24	$522,575
500	Arkansas State University, (Housing System), (FGIC), 5.00%, 3/1/34	531,925
		$1,054,500
Insured-Lease Revenue / Certificates of Participation — 3.9%
500	Arkansas Development Finance Authority, (AMBAC), 5.00%, 12/1/40	$533,400
1,000	Arkansas Development Finance Authority, Single Family Morgage, (Donaghey Plaza), (FSA), 5.00%, 6/1/29	1,063,930
720	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (3)(4)	821,746
		$2,419,076

3

Insured-Other Revenue — 5.2%
$1,000	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/24	$469,980
3,500	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/36	940,870
7,690	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/46	1,274,156
500	University of Arkansas, Parking Revenue, (MBIA), 5.00%, 7/1/29	529,525
		$3,214,531
Insured-Special Tax Revenue — 4.2%
205	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$83,084
150	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	40,572
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,222,570
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	217,820
1,000	Springdale Sales and Use Tax Revenue, (FSA), 4.00%, 7/1/27	$1,001,180
		$2,565,226
Insured-Transportation — 2.7%
1,200	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (3)(4)	$1,452,576
200	Puerto Rico Highway and Transportation Authority, (FSA), (Variable Rate), 7.595%, 7/1/32 (5)(7)	232,670
		$1,685,246
Insured-Utilities — 3.4%
1,935	Benton, Utilities Revenue, (AMBAC), 5.00%, 3/1/36 (2)	$2,095,470
		$2,095,470
Insured-Water and Sewer — 7.7%
665	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/33	$703,171
500	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/42	526,565
500	Conway, Water Revenue, (FGIC), 5.125%, 12/1/23	530,160
1,395	Fort Smith, Water and Sewer, (FSA), 5.00%, 10/1/23	1,478,812
1,460	Rogers, Water Revenue, (FSA), 4.375%, 11/1/36	1,471,184
		$4,709,892
Special Tax Revenue — 3.9%
2,000	Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	$2,368,260
		$2,368,260

4

Transportation — 0.8%
500	Northwest Arkansas Regional Airport Authority, (AMT), 5.00%, 2/1/18	$517,530
		$517,530
Water and Sewer — 2.1%
$1,000	Arkansas Development Finance Authority, (Waste Water System), 5.00%, 6/1/22 (8)	$1,026,470
250	Arkansas Development Finance Authority, (Waste Water System), 5.50%, 12/1/19	291,190
		$1,317,660
Total Tax-Exempt Investments — 108.9% (identified cost $62,977,259)		$66,763,031
Other Assets, Less Liabilities — (8.9)%		$(5,471,922)
Net Assets — 100.0%		$61,291,109

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association (Fannie Mae)
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2006, 65.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 31.8% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(2)	When-issued security.
(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the aggregate value of the securities is $653,446 or 1.1% of the Fund’s net assets.

(6)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2006.
(7)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2006.
(8)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

5

A summary of financial instruments at November 30, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
03/07	50 U.S. Treasury Bond	Short	$(5,712,747)	$(5,718,750)	$(6,003)

At November 30, 2006, the Fund had entered into an interest rate swap with Merrill Lynch Capital Services, Inc. whereby the Fund makes semi-annual payments at a fixed rate equal to 4.006% on the notional amount of $1,500,000. In exchange, the Fund receives semi-annual payments at a rate equal to the USD-BMA-Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates August 7, 2037, is recorded as a payable for open swap contracts of $31,260, on November 30, 2006.

At November 30, 2006, the Fund had entered into an interest rate swap with JP Morgan Chase Bank, N.A. whereby the Fund makes semi-annual payments at a fixed rate equal to 5.77% on the notional amount of $5,000,000. In exchange, the Fund receives semi-annual payments at a rate equal to the USD-LIBOR-BBA on the same notional amount. The effective date of the interest rate swap is February 26, 2007. The value of the contract, which terminates February 26, 2037, is recorded as a payable for open swap contracts of $539,075, on November 30, 2006.

At November 30, 2006, the Fund had entered into an interest rate swap with Citibank N.A. whereby the Fund makes semi-annual payments at a fixed rate equal to 3.925% on the notional amount of $1,500,000. In exchange, the Fund receives semi-annual payments at a rate equal to the USD-BMA-Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates August 16, 2027, is recorded as a payable for open swap contracts of $23,127, on November 30, 2006.

At November 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$59,579,483
Gross unrealized appreciation	$3,813,548
Gross unrealized depreciation	—
Net unrealized appreciation	$3,813,548

6

Eaton Vance Georgia Municipals Fund                                                                                   as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.5%

Principal Amount (000’s omitted)	Security	Value
Education — 2.2%
$1,500	Fulton County, Development Authority, (Georgia Technology Foundation), 5.00%, 11/1/31	$1,579,110
		$1,579,110
Electric Utilities — 3.2%
930	Georgia Municipal Electric Power Authority, 0.00%, 1/1/12	$676,677
1,000	Georgia Municipal Electric Power Authority, 8.25%, 1/1/11	1,170,000
665	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	435,449
		$2,282,126
Escrowed / Prerefunded — 6.0%
1,000	De Kalb County, Water and Sewer, Prerefunded to 10/1/09, 5.00%, 10/1/28	$1,049,870
1,000	De Kalb County, Water and Sewer, Prerefunded to 10/1/10, 5.125%, 10/1/31	1,066,750
800	Forsyth County, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	1,021,392
70	Georgia Municipal Electric Power Authority, Prerefunded to Various Dates, 0.00%, 1/1/12	51,974
1,000	Gwinnett County, Water and Sewer Authority, Prerefunded to 8/1/12, 5.25%, 8/1/24	1,087,900
		$4,277,886
General Obligations — 4.1%
300	Alpharetta, 6.50%, 5/1/10	$316,890
2,000	Georgia, 1.00%, 3/1/26	1,159,740
500	Georgia, 2.00%, 12/1/23	370,565
1,000	Puerto Rico Aqueduct and Sewer Authority, 6.25%, 7/1/12	1,120,360
		$2,967,555
Hospital — 2.2%
500	Baldwin County, Hospital Authority, (Oconee Regional Medical Center), 5.375%, 12/1/28	$500,355
1,000	Gainesville and Hall County, Hospital Authority, (Northeast Georgia Health System, Inc.), 5.50%, 5/15/31	1,051,300
		$1,551,655
Housing — 1.7%
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	$645,414

1

$500	Milledgeville & Baldwin County, Development Authority, (Georgia College and State University Funding), 5.625%, 9/1/30	$545,980
		$1,191,394
Industrial Development Revenue — 12.4%
2,000	Albany Dougherty, Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28 (1)	$2,276,380
700	Cartersville, Development Authority, (Anheuser-Busch), (AMT), 5.95%, 2/1/32	764,190
1,000	Cartersville, Development Authority, (Anheuser-Busch), (AMT), 7.375%, 5/1/09	1,083,950
1,000	Cobb County, Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), 5.00%, 4/1/33	1,034,070
750	Effingham County, (Solid Waste Disposal), (Fort James), (AMT), 5.625%, 7/1/18	765,052
1,250	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,262,000
798	Savannah, EDA, (Intercat-Savannah), (AMT), 9.00%, 1/1/15	731,668
1,000	Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	1,001,620
		$8,918,930
Insured-Education — 5.8%
1,000	Carrollton, Payroll Development Authority, (University of West Georgia), (MBIA), 4.75%, 8/1/30	$1,036,690
1,500	Fulton County, Development Authority, (Tuff Morehouse), (AMBAC), 5.00%, 2/1/34	1,577,205
1,500	Georgia Private Colleges and Universities Authority, (Agnes Scott College), (MBIA), 4.75%, 6/1/28	1,535,265
		$4,149,160
Insured-Electric Utilities — 6.1%
1,000	Burke County, Development Authority, (Georgia Power Co.), (FGIC), 4.75%, 5/1/34	$1,016,840
3,005	Georgia Municipal Electric Power Authority, (MBIA), 5.50%, 1/1/20	3,396,401
		$4,413,241
Insured-Escrowed/Prerefunded — 8.7%
1,000	Atlanta, Airport, (FGIC), Prerefunded to 1/1/10, 5.60%, 1/1/30	$1,070,030
3,000	Metropolitan Atlanta Rapid Transit Authority, (MBIA), Prerefunded to 7/1/08, 5.10%, 7/1/20 (2)(3)	3,102,915
2,000	Puerto Rico Public Finance Corp., Prerefunded to 6/1/08, (AMBAC), 5.00%, 6/1/26	2,062,680
		$6,235,625

2

Insured-General Obligations — 3.1%
$660	Fayette County, School District, (FSA), 0.00%, 3/1/25	$579,368
900	Puerto Rico, (FSA), Variable Rate, 8.462%, 7/1/27 (4)(5)	1,080,819
480	Puerto Rico, (MBIA), 5.50%, 7/1/20 (2)(3)	566,237
		$
Insured-Hospital — 2.1%
1,000	Henry County, Hospital Authority Revenue, (Henry Medical Center, Inc.), (AMBAC), 6.00%, 7/1/29	$1,091,600
400	Medical Center Hospital Authority, (Columbus Regional Healthcare System), (MBIA), Variable Rate, 9.322%, 8/1/10 (4)(6)	403,420
		$1,495,020
Insured-Housing — 3.5%
1,500	Peach County Development Authority, (Fort Valley State University Foundation), (AMBAC), 4.50%, 6/1/37	$1,526,130
1,000	Tift County Development Authority, (Abraham Baldwin Agriculture), (CIFG), 4.375%, 8/1/31	1,006,220
		$2,532,350
Insured-Industrial Development Revenue — 1.4%
1,000	Monroe County, Development Authority Pollution Control, (Georgia Power Co.), (AMBAC), Variable Rate, 4.90%, 7/1/36	$1,031,370
		$1,031,370
Insured-Lease Revenue / Certificates of Participation — 4.6%
750	Atlanta, Public Safety and Judicial Facilities Authority, (Public Safety Facility), (FSA), 5.00%, 12/1/26	$815,520
1,000	Georgia Local Government Certificate of Participation, (MBIA), 4.75%, 6/1/28	1,085,550
1,200	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (2)(3)	1,369,576
		$3,270,646
Insured-Other Revenue — 2.2%
1,500	Downtown Savannah Authority, (Savannah Ellis Square Parking), (MBIA), 4.75%, 8/1/32	$1,558,800
		$1,558,800
Insured-Special Tax Revenue — 6.6%
1,000	George L. Smith, (Georgia World Congress Center-Domed Stadium), (MBIA), (AMT), 5.50%, 7/1/20	$1,061,560
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,237,640
2,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, 5.00%, 7/1/28 (2)(3)	$2,047,777

3

$375	Virgin Islands Public Finance Authority, (Gross Receipts Taxes), (FGIC), 4.25%, 10/1/29	$377,231
		$4,724,208
Insured-Transportation — 12.1%
785	Atlanta, Airport Passenger Facility Charge, (FSA), 4.75%, 1/1/28	$814,587
1,000	Atlanta, Downtown Development Authority, (MBIA), 4.50%, 12/1/26	1,018,990
1,000	College Park, (Atlanta International Airport), (FGIC), 4.50%, 1/1/31	1,012,250
1,000	Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,192,290
750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	479,962
1,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	1,210,480
795	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (2)(3)	962,332
300	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36	325,050
1,500	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36 (2)(3)	1,625,250
		$8,641,191
Insured-Water and Sewer — 15.9%
1,180	Atlanta, Water and Wastewater, (FGIC), 5.00%, 11/1/38	$1,211,447
2,000	Atlanta, Water and Wastewater, (FSA), 5.00%, 11/1/34	2,133,840
500	Atlanta, Water and Wastewater, (MBIA), 5.00%, 11/1/39	526,870
2,000	Augusta, Water and Sewer, (FSA), 5.00%, 10/1/32	2,114,800
500	Augusta, Water and Sewer, (FSA), 5.25%, 10/1/30	530,875
1,135	Coweta County, Water & Sewer Authority, (FSA), 5.00%, 6/1/26	1,305,250
1,000	De Kalb County, Water and Sewer, (FSA), 5.25%, 10/1/32	1,169,240
1,000	Henry County, Water and Sewer Authority, (MBIA), 5.25%, 2/1/25	1,175,230
1,000	Henry County, Water and Sewer Authority, (MBIA), 5.25%, 2/1/30	1,200,350
		$11,367,902
Lease Revenue/Certificates of Participation — 1.2%
1,000	Fulton County, Building Authority, Judicial Center, 0.00%, 1/1/10	$897,360
		$897,360
Transportation — 0.4%
250	Augusta, Airport Passenger Facility Charge, 5.15%, 1/1/35	$260,422
		$260,422
Total Tax-Exempt Investments (identified cost $68,972,666)		$75,572,375

4

Short-Term Investments — 1.7%

Security	Principal Amount (000’s omitted)	Value
Albany Dougherty, County Hospital Authority, (AMBAC), Variable Rate, 3.56%, 9/1/20	$1,200	$1,200,000
Total Short-Term Investments (at amortized cost, $1,200,000)		$1,200,000
Total Investments — 107.2% (identified cost $70,068,272)		$76,772,375
Other Assets, Less Liabilities — (7.2)%		$(5,154,922)
Net Assets — 100.0%		$71,617,453

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2006, 68.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.1% to 25.6% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the aggregate value of the securities is $1,484,239 or 2.1% of the Fund’s net assets.

(5)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2006.
(6)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2006.

5

A summary of financial instruments at November 30, 2006 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
03/07	102 U.S. Treasury Bond	Short	$(11,644,377)	$(11,299,688)	$344,689

At November 30, 2006, the Fund had entered into an interest rate swap agreement with Citibank N.A. whereby the Fund makes semi-annual payments at a fixed rate equal to 3.925% on the notional amount of $1,700,000. In exchange the Fund pays quarterly payments at a rate equal to the three month USD-LIBOR on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates on August 16, 2027, is recorded as a payable for open swap contracts of $26,211 on November 30, 2006.

At November 30, 2006, the Fund had entered into an interest rate swap with Merrill Lynch Capital Services Inc., where by the Fund makes semi-annual payments at a fixed rate equal to 4.006% on the notional amount of $1,700,000. In exchange, the Fund receives payments every six months at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates August 7, 2037, is recorded as a payable for open swap contracts of $35,428, on November 30, 2006.

At November 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$65,766,050
Gross unrealized appreciation	$5,632,734
Gross unrealized depreciation	(72,015)
Net unrealized appreciation	$5,560,719

6

Eaton Vance Kentucky Municipals Fund                                                                                 as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.0%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.1%
$1,280	Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,324,902
		$1,324,902
Electric Utilities — 5.4%
3,500	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$2,291,835
1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	1,060,680
		$3,352,515
General Obligations — 2.5%
1,465	Bowling Green, 5.30%, 6/1/19	$1,555,874
		$1,555,874
Housing — 1.7%
1,000	Kentucky Housing Corp., (Urban Florence I, L.P.), (AMT), Variable Rate, 5.00%, 6/1/35	$1,044,720
		$1,044,720
Industrial Development Revenue — 5.4%
1,500	Hancock County, (Southwire Co.), (AMT), 7.75%, 7/1/25	$1,531,935
1,820	Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,847,992
		$3,379,927
Insured-Education — 3.3%
2,000	Lexington-Fayette Urban County, (University of Kentucky, Alumni Association, Inc.), (MBIA), 5.00%, 11/1/18	$2,085,540
		$2,085,540
Insured-Electric Utilities — 1.9%
2,000	Owensboro, (AMBAC), 0.00%, 1/1/20	$1,164,200
		$1,164,200
Insured-Escrowed/Prerefunded — 4.2%
1,000	Kentucky Property and Buildings Commission, (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/21	$1,062,500
500	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, 5.00%, 7/1/28	513,075
1,000	University of Kentucky, University Consolidated Revenue, (FGIC), Prerefunded to 5/1/10, 5.00%, 5/1/19	1,047,430
		$2,623,005
Insured-General Obligations — 3.5%
350	Puerto Rico, (FSA), Variable Rate, 8.462%, 7/1/27 (1)(2)	$420,318
600	Puerto Rico, (MBIA), 5.50%, 7/1/20 (3)(4)	707,796

1

$1,000	Warren County, (Judicial Office Building and Parks), (AMBAC), 5.20%, 9/1/29	$1,068,900
		$2,197,014
Insured-Hospital — 5.5%
850	Jefferson County, Health Facilities Authority, (University Medical Center), (MBIA), 5.25%, 7/1/22	$864,764
6,775	Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/27	2,588,253
		$3,453,017
Insured-Industrial Development Revenue — 1.7%
1,000	Boone County, (Dayton Power & Light Co. (The)), (FGIC), 4.70%, 1/1/28	$1,033,870
		$1,033,870
Insured-Lease Revenue / Certificates of Participation — 17.2%
1,000	Gallatin County, School District Finance Corp. School Building, (XLCA), 4.50%, 5/1/26	$1,022,720
1,350	Hardin County, School District Finance Corp. School Building, (FSA), 4.75%, 7/1/21	1,407,011
1,000	Jefferson County, School District Finance Corp. School Building, (FSA), 4.50%, 7/1/23	1,029,410
1,150	Kentucky Area Development Districts, (XLCA), 4.70%, 6/1/35	1,170,896
1,000	Letcher County, School District Finance Corp., School Building, (FSA), 5.00%, 6/1/26	1,068,610
1,000	Louisville, Parking Authority, (MBIA), 5.00%, 6/1/32	1,054,510
1,000	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	1,182,190
1,000	Puerto Rico Public Buildings Authority, (XLCA), 5.50%, 7/1/21	1,182,190
900	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (3)(4)	1,027,182
605	Wayne County, School District Finance Corp., (MBIA), 4.00%, 7/1/25	584,545
		$10,729,264
Insured-Transportation — 19.5%
3,000	Kenton County, Airport, (MBIA), (AMT), 6.30%, 3/1/15 (5)	$3,079,020
1,195	Kenton County, Airport, (MBIA), (AMT), 6.45%, 3/1/15	1,257,833
2,000	Kentucky Economic Development Authority, (State Turnpike Revitalization), (AMBAC), 5.00%, 7/1/25	2,153,860
1,000	Kentucky Economic Development Authority, (State Turnpike Revitalization), (FGIC), 0.00%, 1/1/10	893,840
5,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	3,199,750
1,500	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.00%, 7/1/28	1,541,535
		$12,125,838

2

Insured-Water and Sewer — 14.4%
$1,500	Boone-Florence Water Commission, Water Supply System, (FGIC), 5.00%, 12/1/27	$1,582,155
1,000	Campbell and Kenton County, District No. 1, (FSA), 5.00%, 8/1/31	1,051,520
2,000	Campbell and Kenton County, Sanitation District No. 1, (MBIA), 4.375%, 8/1/35	2,007,720
1,060	Kentucky Rural Water Finance Corp., (MBIA), 4.70%, 8/1/35	1,098,202
3,000	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (FGIC), 5.00%, 5/15/38	3,209,070
		$8,948,667
Lease Revenue/Certificates of Participation — 7.0%
1,000	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/12	$806,820
4,990	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	3,554,976
		$4,361,796
Other Revenue — 0.7%
4,200	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$290,430
3,500	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	126,420
		$416,850
Senior Living / Life Care — 5.0%
3,000	Kenton County, (Highland Terrace), (AMT), (FHA), 6.95%, 12/1/26	$3,096,930
		$3,096,930
Total Tax-Exempt Investments — 101.0% (identified cost $57,641,343)		$62,893,929
Other Assets, Less Liabilities — (1.0)%		$(630,924)
Net Assets — 100.0%		$62,263,005

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kentucky municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2006, 70.5% of total investments are backed by bond insurance of

3

various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 5.4% to 24.4% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the aggregate value of the securities is $420,318 or 0.7% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2006.
(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at November 30, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
03/07	41 U.S. Treasury Bond	Short	$(4,675,388)	$(4,689,375)	$(13,987)
03/07	21 U.S. Treasury Note	Short	$(2,286,630)	$(2,292,938)	$(6,308)
					$(20,295)

At November 30, 2006, the Fund had entered into an interest rate swap with Merrill Lynch Capital Services, Inc. whereby the Fund makes semi-annual payments at a fixed rate equal to 4.006% on the notional amount of $1,550,000. In exchange, the Fund receives semi-annual payments at a rate equal to the USD-BMA-Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates August 7, 2037, is recorded as a payable for open swap contracts of $32,302, on November 30, 2006.

At November 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$56,696,416
Gross unrealized appreciation	$5,197,513
Gross unrealized depreciation	—
Net unrealized appreciation	$5,197,513

4

Eaton Vance Louisiana Municipals Fund                                                                               as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 109.3%

Principal
Amount
(000’s omitted)	Security	Value
Hospital — 10.4%
$1,000	Louisiana Public Facilities Authority, (Franciscan Missionaries), 5.00%, 8/15/33	$1,048,480
1,035	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation Project), 5.50%, 5/15/32	1,108,516
500	Louisiana Public Facilities Authority, (Tuoro Infirmary), 5.625%, 8/15/29	509,315
1,010	Tangipahoa Parish, Hospital Service District No.1, (North Oaks Medical Center), 5.00%, 2/1/30	1,051,481
		$3,717,792
Housing — 1.6%
35	Louisiana Health Facilities Authority, Single Family, (GNMA), (AMT), 8.00%, 3/1/25	$35,706
445	Louisiana Housing Finance Authority, Single Family, (GNMA/FNMA), 0.00%, 6/1/27	147,010
385	Louisiana Public Facilities Authority, (Eden Point), 6.25%, 3/1/34	397,624
		$580,340
Industrial Development Revenue — 2.7%
415	Louisiana Environmental Facilities and Community Development Authority, (Senior-Air Cargo), (AMT), 6.65%, 1/1/25	$448,233
500	South Louisiana Port Commission, (Cargill), 5.85%, 4/1/17	511,830
		$960,063
Insured-Education — 20.6%
500	Lafayette, Public Trust Financing Authority, (Ragin Cajun Facility, Inc.), (MBIA), 5.00%, 10/1/32	$529,700
500	Louisiana Environmental Facilities and Community Development Authority, (Louisiana State University Student Housing), (MBIA), 4.75%, 8/1/28	517,015
1,500	Louisiana Public Facilities Authority, (Black & Gold Facilities), (CIFG), 4.50%, 7/1/38	1,509,825
1,000	Louisiana Public Facilities Authority, (Dillard University), (AMBAC), 5.30%, 8/1/26	1,069,490
500	Louisiana Public Facilities Authority, (Tulane University), (AMBAC), 5.00%, 2/15/26	522,195
850	Louisiana Public Facilities Authority, (Tulane University), (AMBAC), 5.00%, 7/1/32	887,604
1,000	Louisiana Public Facilities Authority, (University of New Orleans), (MBIA), 4.75%, 3/1/32	1,041,550
1,200	New Orleans, Finance Authority, (Xavier University), (MBIA), 5.30%, 6/1/32	1,271,688
		$7,349,067

1

Insured-Electric Utilities — 9.1%
$1,250	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	$836,550
1,350	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (1)(2)	1,404,499
1,000	Rapides Finance Authority, (Cleco Power, LLC), (AMBAC), 4.70%, 11/1/36	1,013,350
		$3,254,399
Insured-Escrowed/Prerefunded — 5.7%
2,475	Jefferson Parish, Home Mortgage Authority, Single Family, (FGIC), Escrowed to Maturity, 0.00%, 5/1/17 (3)	$1,636,495
335	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 7.591%, 7/1/32 (4)(5)	411,651
		$2,048,146
Insured-General Obligations — 13.2%
750	Louisiana, (CIFG), 5.00%, 7/15/25	$809,708
500	Louisiana, (FGIC), 5.00%, 11/15/20	522,315
500	Louisiana, (FSA), 4.25%, 5/1/25	501,720
2,250	New Orleans, (AMBAC), 0.00%, 9/1/15	1,558,058
800	New Orleans, (AMBAC), 0.00%, 9/1/16	527,960
300	Puerto Rico, (FSA), Variable Rate, 8.462%, 7/1/27 (4)(5)	360,273
360	Puerto Rico, (MBIA), 5.50%, 7/1/20 (1)(2)	424,678
		$4,704,712
Insured-Hospital — 2.3%
750	Terrebonne Parish, Hospital Service District No. 1, (Terrebonne General Medical Center), (AMBAC), 5.50%, 4/1/33	$821,738
		$821,738
Insured-Industrial Development Revenue — 3.7%
1,250	Louisiana Environmental Facilities and Community Development Authority, (BRCC Facility Corp.), (MBIA), 5.00%, 12/1/32	$1,312,375
		$1,312,375
Insured-Lease Revenue / Certificates of Participation — 4.7%
500	Calcasieu Parish Public Trust Authority Student Lease, (McNeese Student Housing), (MBIA), 5.25%, 5/1/33	$528,750
500	Louisiana Environmental Facilities and Community Development Authority, (Jefferson Parking Garage), (AMBAC), 5.00%, 9/1/31	519,550
540	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (1)(2)	616,309
		$1,664,609

2

Insured-Other Revenue — 3.5%
$500	Louisiana Environmental Facilities and Community Development Authority, (Capital and Equipment Acquisition), (AMBAC), 4.50%, 12/1/18	$516,175
700	Louisiana Environmental Facilities and Community Development Authority, (Parking Facility Corp. Garage), (AMBAC), 5.375%, 10/1/31	746,018
		$1,262,193
Insured-Special Tax Revenue — 10.7%
750	Jefferson, District Sales Tax and Sales Tax Revenue, (AMBAC), 5.25%, 12/1/22	$803,933
1,000	Louisiana Gas and Fuels Tax, (AMBAC), 5.00%, 6/1/32	1,047,190
900	Louisiana Gas and Fuels Tax, (FSA), 4.75%, 5/1/39	936,378
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, 5.00%, 7/1/28 (1)(2)	1,025,895
		$3,813,396
Insured-Transportation — 2.1%
630	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (1)(2)(6)	$762,602
		$762,602
Insured-Water and Sewer — 5.5%
1,940	East Baton Rouge, Sewer Commission, (FSA), 4.50%, 2/1/36	$1,956,587
		$1,956,587
Other Revenue — 6.8%
2,000	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$138,300
1,700	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	61,404
1,050	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (1)(2)	1,135,680
1,000	Tobacco Settlement Financing Corp., 5.875%, 5/15/39	1,074,270
		$2,409,654
Senior Living / Life Care — 3.8%
500	Louisiana Housing Finance Authority, (Saint Dominic Assisted Care Facility), (GNMA), 6.85%, 9/1/25	$510,735
850	Louisiana Public Facilities Authority, (Glen Retirement System), 6.70%, 12/1/25	859,384
		$1,370,119
Transportation — 2.9%
1,000	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.20%, 10/1/18	$1,021,430
		$1,021,430
Total Tax-Exempt Investments — 109.3% (identified cost $36,520,344)		$39,009,222
Other Assets, Less Liabilities — (9.3)%		$(3,311,686)
Net Assets — 100.0%		$35,697,536

3

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association (Fannie Mae)
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2006, 74.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 6.6% to 29.9% of total investments.

(1)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the aggregate value of the securities is $771,924 or 2.2% of the Fund’s net assets.

(5)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2006.
(6)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

A summary of financial instruments at November 30, 2006 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
03/07	48 U.S. Treasury Bond	Short	$(5,478,126)	$(5,490,000)	$(11,874)

At November 30, 2006, the Fund had entered into an interest rate swap with Merrill Lynch Capital Services, Inc. whereby the Fund makes semi-annual payments at a fixed rate equal to 4.006% on the notional amount of $850,000. In exchange, the Fund receives semi-annual payments at a rate equal to the USD-BMA-Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates August 7, 2037, is recorded as a payable for open swap contracts of $17,714, on November 30, 2006.

At November 30, 2006, the Fund had entered into an interest rate swap with Citibank N.A. whereby the Fund makes semi-annual payments at a fixed rate equal to 3.925% on the notional amount of $850,000. In exchange, the Fund receives semi-annual payments at a rate equal to the USD-BMA-Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The

4

value of the contract, which terminates August 16, 2027, is recorded as a payable for open swap contracts of $13,106, on November 30, 2006.

At November 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$33,001,805
Gross unrealized appreciation	$2,739,326
Gross unrealized depreciation	(1,719)
Net unrealized appreciation	$2,737,607

5

Eaton Vance Maryland Municipals Fund                                                                                as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 108.4%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.6%
$1,250	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,259,687
		$1,259,687
Education — 12.8%
4,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/32	$4,214,720
2,250	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 4.75%, 10/1/33	2,331,202
500	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	534,390
500	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.50%, 6/1/21	526,730
1,300	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.50%, 6/1/32	1,365,689
1,000	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,083,340
		$10,056,071
Escrowed / Prerefunded — 9.6%
1,255	Baltimore County, Economic Development Revenue, (Revisions, Inc.), Prerefunded to 8/15/11, 8.50%, 8/15/25	$1,340,742
1,125	Baltimore, SFMR, (Inner Harbor), Escrowed to Maturity, 8.00%, 12/1/10	1,307,186
3,250	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), Prerefunded to 7/1/09, 6.00%, 7/1/39 (1)	3,480,912
800	Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), Prerefunded to 7/1/10, 6.75%, 7/1/30	891,792
425	Westminster, Educational Facilities, (McDaniel College), Prerefunded to 10/1/12, 5.50%, 4/1/27	467,963
		$7,488,595
General Obligations — 4.9%
2,000	Baltimore County, (Metropolitan District), 4.25%, 9/1/36	$2,021,400
1,000	Montgomery County, 5.25%, 10/1/19	1,079,850
1,100	Puerto Rico, 0.00%, 7/1/16	748,627
		$3,849,877
Hospital — 12.8%
1,000	Baltimore County, (Catholic Health Initiatives), 4.50%, 9/1/33	$1,010,570
1,000	Maryland Health and Higher Educational Facilities Authority, (Calvert Health System), 5.50%, 7/1/36	1,081,310
2,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), 5.125%, 11/15/34	2,133,960

1

$2,330	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	$2,480,495
1,000	Maryland Health and Higher Educational Facilities Authority, (Union Hospital of Cecil County), 5.00%, 7/1/40	1,048,090
2,000	Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/41	2,104,620
1,355	Prince George’s County, (Greater Southeast Healthcare System), 6.375%, 1/1/13 (2)	40,650
3,800	Prince George’s County, (Greater Southeast Healthcare System), 6.375%, 1/1/23 (2)	114,000
		$10,013,695
Housing — 1.3%
1,000	Prince George’s County, Housing Authority, (Langely Gardens), (AMT), 5.875%, 2/20/39	$1,040,170
		$1,040,170
Industrial Development Revenue — 1.6%
1,000	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 6.50%, 7/1/24	$1,030,770
215	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 7.34%, 7/1/24	238,011
		$1,268,781
Insured-Education — 1.9%
1,200	Morgan State University, Academic and Facilities, (MBIA), 6.10%, 7/1/20	$1,482,792
		$1,482,792
Insured-Electric Utilities — 9.7%
1,000	Puerto Rico Electric Power Authority, (FGIC), 5.00%, 7/1/35	$1,076,170
1,500	Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26	1,608,945
4,650	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29 (3)(4)	4,933,821
		$7,618,936
Insured-Escrowed/Prerefunded — 4.5%
3,125	Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,535,875
		$3,535,875
Insured-General Obligations — 2.1%
350	Puerto Rico, (FSA), Variable Rate, 8.462%, 7/1/27 (5)(6)	$420,319
1,000	Puerto Rico, (MBIA), 5.50%, 7/1/29	1,229,310
		$1,649,629

2

Insured-Hospital — 11.6%
$4,860	Maryland Health and Higher Educational Facilities Authority, (AMBAC), 5.25%, 8/15/38 (3)(4)	$5,890,903
3,150	Puerto Rico, Industrial Tourist Educational Medical & Environment Control Facilities Authority, (Auxilio Mutuo Obligated Group), (MBIA), 6.25%, 7/1/24	3,175,421
		$9,066,324
Insured-Housing — 3.8%
2,895	Maryland Economic Development Corp., (University of Maryland), (CIFG), 4.50%, 6/1/35	$2,936,399
		$2,936,399
Insured-Lease Revenue / Certificates of Participation — 2.2%
1,500	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (3)(4)	$1,711,970
		$1,711,970
Insured-Other Revenue — 1.4%
1,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), Parking Revenue, (AMBAC), 5.00%, 7/1/34	$1,058,800
		$1,058,800
Insured-Special Tax Revenue — 8.2%
2,000	Baltimore, (Baltimore Hotel Corp.), (XLCA), 5.25%, 9/1/39	$2,202,680
2,010	Puerto Rico Convention Center Authority, (CIFG), 4.50%, 7/1/36 (3)(4)	2,057,918
550	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	222,910
1,325	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	513,530
2,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	618,820
300	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	81,144
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	742,760
		$6,439,762
Insured-Transportation — 5.5%
1,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/28	$1,069,910
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), 5.00%, 3/1/27	1,592,790
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), (AMT), 5.25%, 3/1/27	1,601,595
		$4,264,295
Insured-Water and Sewer — 6.5%
500	Baltimore, (Water Projects), (FGIC), 5.125%, 7/1/42	$530,205
1,000	Baltimore, Wastewater, (AMBAC), 5.00%, 7/1/36	1,082,670

3

$1,000	Baltimore, Wastewater, (FGIC), 5.00%, 7/1/22	$1,128,160
2,000	Baltimore, Wastewater, (MBIA), 5.65%, 7/1/20	2,372,180
		$5,113,215
Other Revenue — 3.1%
4,300	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$297,345
3,700	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	133,644
895	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.375%, 7/1/32	948,906
1,000	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.625%, 7/1/22	1,078,770
		$2,458,665
Senior Living / Life Care — 0.5%
375	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	$398,299
		$398,299
Special Tax Revenue — 2.8%
750	Baltimore, (Clipper Mill), 6.25%, 9/1/33	$825,090
500	Baltimore, (Strathdale Manor), 7.00%, 7/1/33	565,270
800	Frederick County, Urbana Community Development Authority, 6.625%, 7/1/25	824,184
		$2,214,544
Total Tax-Exempt Investments — 108.4% (identified cost $82,588,017)		$84,926,381
Other Assets, Less Liabilities — (8.4)%		$(6,602,082)
Net Assets — 100.0%		$78,324,299

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2006, 52.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.6% to 21.1% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Defaulted bond.

4

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the aggregate value of the securities is $420,319 or 0.5% of the Fund’s net assets.

(6)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2006.

A summary of financial instruments at November 30, 2006 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
03/07	126 U.S. Treasury Bond	Short	$(14,398,997)	$(14,411,250)	$(12,253)

Interest Rate Swaps

At November 30, 2006, the Fund had entered into an interest rate swap agreement with Citigroup whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $1,900,000. In exchange the Fund pays quarterly payments at a rate equal to the three month USD-LIBOR on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates on August 16, 2027, is recorded as a payable for open swap contracts of $29,295 on November 30, 2006.

At November 30, 2006, the Fund had entered into an interest rate swap agreement with Morgan Stanley Capital Services Inc. whereby the Fund makes semi-annual payments at a fixed rate equal to 4.176% on the notional amount of $3,000,000. In exchange the Fund receives semi-annual payments at a rate equal to the USD-BMA-Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is April 2, 2007. The value of the contract, which terminates on April 2, 2037, is recorded as a payable for open swap contracts of $144,318 on November 30, 2006.

At November 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$73,686,881
Gross unrealized appreciation	$5,876,909
Gross unrealized depreciation	(3,317,409)
Net unrealized appreciation	$2,559,500

5

Eaton Vance Missouri Municipals Fund                                                                                 as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.0%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed / Prerefunded — 1.3%
$1,000	Saint Louis County, Mortgage Revenue, (GNMA), (AMT), Escrowed to Maturity, 5.40%, 1/1/16	$1,097,350
		$1,097,350
Hospital — 9.9%
1,000	Johnson County, (Western Missouri Medical Center), 5.00%, 6/1/25	$1,064,980
400	Joplin Industrial Development Authority, (Freeman Health Systems), 5.375%, 2/15/35	429,180
1,950	Missouri State Health and Educational Facilities Authority, (Barnes Jewish Christian Hospital), 5.25%, 5/15/14	2,126,943
1,500	Missouri State Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.30%, 5/15/28	1,537,515
1,000	Missouri State Health and Educational Facilities Authority, (Freeman Health Systems), 5.25%, 2/15/18	1,026,130
495	Missouri State Health and Educational Facilities Authority, (Lake of the Ozarks General Hospital), 6.50%, 2/15/21	505,766
250	Missouri State Health and Educational Facilities Authority, (Lake Regional Health System), 5.70%, 2/15/34	270,512
1,250	West Plains Industrial Development Authority, (Ozarks Medical Center), 5.65%, 11/15/22	1,259,487
		$8,220,513
Housing — 2.6%
920	Jefferson County Industrial Development Authority, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$971,511
120	Missouri Housing Development Authority, SFMR, (GNMA), (AMT), 6.45%, 9/1/27	121,382
25	Missouri Housing Development Authority, SFMR, (GNMA), (AMT), 7.25%, 9/1/26	25,388
505	Missouri Housing Development Commission, (AMT), 5.05%, 1/1/24	517,332
500	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	516,975
		$2,152,588
Industrial Development Revenue — 5.4%
425	Jefferson County, (Kmart Corp.), 6.40%, 8/1/08	$425,387
595	Kansas City Industrial Development Authority, (Airline Cargo Facilities), (AMT), 8.50%, 1/1/17	613,790
1,000	Missouri Development Finance Authority, Solid Waste Disposal, (Proctor and Gamble Paper Products), (AMT), 5.20%, 3/15/29	1,147,710

1

$1,200	Missouri Environmental Improvement and Energy Resources Authority, (American Cyanamid), 5.80%, 9/1/09	$1,252,512
1,000	Saint Louis Industrial Development Authority, (Anheuser-Busch), (AMT), 5.875%, 11/1/26	1,011,580
		$4,450,979
Insured-Education — 2.5%
1,000	Missouri State Health and Educational Facilities Authority, (St. Louis University High School), (AMBAC), 4.75%, 10/1/24	$1,018,750
1,000	Northwest Missouri State University, (Housing System), (MBIA), 4.50%, 6/1/25	1,014,930
		$2,033,680
Insured-Electric Utilities — 13.3%
2,250	Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	$2,352,398
1,750	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 4.50%, 1/1/36	1,775,375
1,000	Missouri Joint Municipal Electric Utility Commission, (MBIA), 5.00%, 1/1/26	1,081,460
1,000	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32 (1)	1,064,810
1,200	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (2)(3)	1,381,840
3,250	Springfield, Public Utility Revenue, (FGIC), 4.50%, 8/1/36	3,291,828
		$10,947,711
Insured-Escrowed / Prerefunded — 6.7%
575	Missouri State Health and Educational Facilities Authority, (Saint Louis Children’s Hospital), (MBIA), Escrowed to Maturity, 0.00%, 5/15/08	$546,083
35	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 7.315%, 7/1/28 (4)(5)	37,615
661	Puerto Rico Public Buildings Authority, (CIFG), Prerefunded to 7/1/12, 5.25%, 7/1/36 (2)(3)	718,924
2,000	Puerto Rico Public Finance Corp., Prerefunded to 6/1/08, (AMBAC), 5.00%, 6/1/26	2,062,680
2,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	2,152,540
		$5,517,842
Insured-General Obligations — 7.3%
1,300	Marion County School District No. 060, (FSA), 5.00%, 3/1/25	$1,399,528
900	Puerto Rico, (FSA), Variable Rate, 8.462%, 7/1/27 (4)(5)	1,080,819
1,900	Saint Charles County, Francis Howell School District, (FGIC), 0.00%, 3/1/16	1,318,011
1,000	Saint Charles County, Francis Howell School District, (FGIC), 5.25%, 3/1/21	1,154,200
1,000	Springfield, School District No R-12, (FSA), 5.25%, 3/1/25	1,106,820
		$6,059,378

2

Insured-Hospital — 8.8%
$9,500	Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (MBIA), 0.00%, 9/1/20	$5,385,455
540	Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (MBIA), 0.00%, 9/1/21	292,469
1,500	North Kansas City, (North Kansas City Memorial Hospital), (FSA), 5.125%, 11/15/33	1,606,110
		$7,284,034
Insured-Lease Revenue / Certificates of Participation — 15.2%
1,000	Cape Girardeua County, Building Corp., (Jackson R-II School District), (MBIA), 5.25%, 3/1/25	$1,102,730
1,000	Cape Girardeua County, Building Corp., (Jackson R-II School District), (MBIA), 5.25%, 3/1/26	1,103,550
1,000	Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	561,070
2,000	Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 4.50%, 12/1/31	2,034,680
2,000	Jackson County, Leasehold Revenue, (Truman Sports), (MBIA), 5.00%, 12/1/27	2,117,820
2,270	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	997,393
2,105	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	776,892
239	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36 (2)(3)	255,956
1,200	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (2)(3)	1,369,576
2,000	Saint Louis, Industrial Development Authority, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,192,200
1,000	Springfield County, Leasehold Revenue, (Capital Improvement Program), (AMBAC), 5.00%, 3/1/24	1,064,620
		$12,576,487
Insured-Other Revenue — 1.0%
750	Missouri Development Finance Authority, Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/22	$799,830
		$799,830
Insured-Special Tax Revenue — 10.7%
1,500	Bi-State Development Agency, Illinois Metropolitan District, (Saint Clair County Metrolink Extension), (MBIA), 5.00%, 7/1/28	$1,553,775
1,000	Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Metrolink Cross County), (FSA), 5.00%, 10/1/32	1,065,400
1,955	Howard Bend, Levee District, (XLCA), 5.25%, 3/1/28	2,285,532
600	Kansas City, (Blue Parkway Town Center), (MBIA), 5.00%, 7/1/27	639,918
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,237,640
2,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, 5.00%, 7/1/28 (2)(3)	$2,052,174
		$8,834,439

3

Insured-Transportation — 8.7%
1,500	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	$1,597,380
1,500	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	1,815,720
570	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (2)(3)	689,974
750	Saint Louis Airport, (Capital Improvement Program), (MBIA), 5.00%, 7/1/32	786,615
910	Saint Louis Airport, (Lambert International Airport), (FGIC), (AMT), 6.00%, 7/1/14	1,038,902
1,000	Saint Louis Airport, (Lambert International Airport), (MBIA), 5.50%, 7/1/31	1,232,440
		$7,161,031
Pooled Loans — 3.3%
2,750	Missouri Higher Education Loan Authority, Student Loan, (AMT), 5.45%, 2/15/09	$2,752,833
		$2,752,833
Senior Living / Life Care — 4.4%
1,000	Kansas City, Industrial Development Revenue, (Kingswood Manor), 5.80%, 11/15/17	$1,009,810
500	Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), 5.70%, 8/15/22	539,010
2,000	Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	2,106,000
		$3,654,820
Transportation — 1.3%
1,000	Missouri Highway and Transportation Commission, 5.00%, 5/1/26	$1,084,760
		$1,084,760
Water and Sewer — 1.6%
520	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), 7.20%, 7/1/16	$521,622
1,000	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 0.00%, 1/1/14	762,680
		$1,284,302

4

Total Tax-Exempt Investments — 104.0% (identified cost $79,219,019)	$85,912,577
Other Assets, Less Liabilities — (4.0)%	$(3,332,074)
Net Assets — 100.0%	$82,580,503

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2006, 71.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 23.4% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the aggregate value of the securities is $1,118,434 or 1.4% of the Fund’s net assets.

(5)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2006.

A summary of financial instruments at November 30, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Depreciation
03/07	112 U.S. Treasury Bond	Short	$(12,785,983)	$(12,810,000)	$(24,017)

5

Interest Rate Swaps

At  November 30, 2006, the Fund had entered into an interest rate swap agreement with Citigroup whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $2,000,000. In exchange the Fund pays quarterly payments at a rate equal to the three month USD-LIBOR on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates on August 16, 2027, is recorded as a payable for open swap contracts of $30,837 on November 30, 2006.

At November 30, 2006, the Fund had entered into an interest rate swap with Merrill Lynch Capital Services, Inc. whereby the Fund makes semi-annual payments at a fixed rate equal to 4.006% on the notional amount of $2,000,000. In exchange, the Fund receives semi-annual payments at a rate equal to the USD-BMA-Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates August 7, 2037, is recorded as a paybale for open swap contracts of $41,680 on November 30, 2006.

At November 30, 2006 the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$75,164,643
Gross unrealized appreciation	$6,831,175
Gross unrealized depreciation	(859)
Net unrealized appreciation	$6,830,316

6

Eaton Vance North Carolina Municipals Fund                                                                     as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 114.3%

Principal Amount (000’s omitted)	Security	Value
Education — 9.0%
$510	North Carolina Capital Facilities Finance Agency, (Duke University), 5.125%, 10/1/41	$537,035
1,000	North Carolina Educational Facilities Finance Agency, (Duke University), 5.00%, 10/1/41	1,068,770
7,410	University of North Carolina at Chapel Hill, 0.00%, 8/1/17	4,866,443
1,980	University of North Carolina at Chapel Hill, 0.00%, 8/1/21	1,087,000
		$7,559,248
Electric Utilities — 21.9%
5,000	North Carolina Eastern Municipal Power Agency, 6.125%, 1/1/09	$5,234,400
1,250	North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/26	1,360,062
3,500	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	3,804,290
1,950	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,276,879
2,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,309,620
4,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29 (1)(2)	4,242,720
1,000	Wake County, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	1,067,620
		$18,295,591
Escrowed / Prerefunded — 13.9%
1,000	Charlotte, Prerefunded to 6/1/10, 5.60%, 6/1/20	$1,086,200
1,000	Charlotte, Water and Sewer, Prerefunded to 6/1/10, 5.25%, 6/1/25	1,065,900
1,000	New Hanover County, Public Improvements, Prerefunded to 11/1/10, 5.75%, 11/1/17	1,098,970
2,190	North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 10/1/11, 5.125%, 10/1/41	2,344,439
1,000	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,030,090
2,210	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/17 (3)	2,440,348
440	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/21	492,875
1,500	North Carolina Medical Care Commission, (Annie Penn Memorial Hospital), Prerefunded to 1/1/15, 5.375%, 1/1/22	1,617,060
465	North Carolina Medical Care Commission, (Gaston Health Care), Prerefunded to 2/15/08, 5.00%, 2/15/29	477,699
		$11,653,581

1

General Obligations — 1.3%
$1,000	Charlotte, 5.00%, 7/1/29	$1,066,010
		$1,066,010
Hospital — 8.6%
4,800	Charlotte-Mecklenberg, Hospital Authority, (Carolinas Healthcare System), 5.00%, 1/15/45 (1)(2)	$5,056,736
535	North Carolina Medical Care Commission, (Gaston Health Care), 5.00%, 2/15/29	544,571
1,000	North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.375%, 6/1/32	1,059,840
500	North Carolina Medical Care Commission, (Union Regional Medical Center), 5.375%, 1/1/32	524,185
		$7,185,332
Housing — 6.7%
1,400	Charlotte Housing Authority, (Double Oaks), FHA, (FNMA), 7.35%, 5/15/26	$1,431,360
1,000	North Carolina Housing Finance Agency, 4.90%, 7/1/37	1,020,750
2,500	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/37	2,535,575
625	North Carolina Housing Finance Agency, MFMR, (AMT), 6.45%, 9/1/27	631,987
		$5,619,672
Insured-Education — 5.4%
1,000	Appalachian State University, (MBIA), 5.00%, 7/15/24	$1,078,730
1,320	North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	1,389,010
2,000	University of North Carolina at Charlotte, (AMBAC), 4.75%, 10/1/35	2,093,540
		$4,561,280
Insured-Electric Utilities — 2.1%
1,650	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (1)(2)	$1,716,611
		$1,716,611
Insured-Escrowed/Prerefunded — 4.0%
1,745	Broad River, Water Authority Water System, (MBIA), Prerefunded to 6/1/10, 5.375%, 6/1/26	$1,867,133
1,375	East Carolina University, (Housing Dining Facility Systems Revenue), (AMBAC), Prerefunded to 5/1/11, 5.25%, 11/1/21	1,483,020
		$3,350,153
Insured-General Obligations — 2.5%
840	Puerto Rico, (MBIA), 5.50%, 7/1/20 (1)(2)	$990,914
995	Smithville Township, Brunswick County, (MBIA), 5.00%, 6/1/24	1,073,108
		$2,064,022

2

Insured-Hospital — 8.6%
$1,200	North Carolina Medical Care Commission, (Betsy Johnson), (FSA), 5.375%, 10/1/24	$1,309,764
2,000	North Carolina Medical Care Commission, (Cleveland County Healthcare), (AMBAC), 5.00%, 7/1/35	2,118,280
1,500	North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	1,063,125
1,210	Onslow County, Hospital Authority, (Onslow Memorial Hospital), (MBIA), 5.00%, 4/1/25	1,299,891
1,275	Onslow County, Hospital Authority, (Onslow Memorial Hospital), (MBIA), 5.00%, 4/1/26	1,369,720
		$7,160,780
Insured-Lease Revenue / Certificates of Participation — 1.7%
1,260	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (1)(2)	$1,438,055
		$1,438,055
Insured-Special Tax Revenue — 3.7%
3,000	Puerto Rico Convention Center Authority, (CIFG), 4.50%, 7/1/36 (1)(2)	$3,071,520
		$3,071,520
Insured-Transportation — 9.7%
500	Charlotte, Airport, (MBIA), (AMT), 5.25%, 7/1/21	$537,485
1,800	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (1)(2)	2,178,864
3,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36 (1)(2)	3,250,500
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	1,141,090
1,000	Raleigh Durham, Airport Authority, (FGIC), 5.00%, 11/1/31	1,047,510
		$8,155,449
Insured-Water and Sewer — 4.7%
1,685	Broad River, Water Authority Water System, (XLCA), 5.00%, 6/1/21	$1,817,407
500	Brunswick County, (FSA), Enterprise System Water and Sewer Revenue, 5.25%, 4/1/26	546,680
1,500	Kannapolis, Water and Sewer, (FSA), (AMT), 5.25%, 2/1/26	1,594,575
		$3,958,662
Lease Revenue/Certificates of Participation — 3.1%
1,000	Charlotte, (Government Facilities), 5.00%, 6/1/28	$1,052,370
1,500	Charlotte, (Government Facilities), 5.00%, 6/1/33	1,575,945
		$2,628,315

3

Senior Living / Life Care — 0.3%
$250	North Carolina Medical Care Commission (United Methodist), 5.25%, 10/1/24	$258,718
		$258,718
Water and Sewer — 7.1%
1,700	Charlotte, Storm Water, 5.00%, 6/1/25	$1,810,245
1,975	Charlotte, Water and Sewer, 5.125%, 6/1/26	2,099,721
2,000	Raleigh Enterprise System, 4.50%, 3/1/36	2,027,860
		$5,937,826
Total Tax-Exempt Investments — 114.3% (identified cost $89,021,140)		$95,680,825
Other Assets, Less Liabilities — (14.3)%		$(11,991,341)
Net Assets — 100.0%		$83,689,484

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association (Fannie Mae)
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2006, 79.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 15.8% of total investments.

(1)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

4

A summary of financial instruments at November 30, 2006 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
03/07	125 U.S. Treasury Bond	Short	$(14,251,352)	$(14,296,875)	$(45,523)

Interest Rate Swaps

At November 30, 2006, the Fund had entered into an interest rate swap agreement with Citibank N.A. whereby the Fund makes semi-annual payments at a fixed rate equal to 3.925% on the notional amount of $2,100,000. In exchange the Fund pays quarterly payments at a rate equal to the three month USD-LIBOR on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates on August 16, 2027, is recorded as a payable for open swap contracts of $32,378 on November 30, 2006.

At November 30, 2006, the Fund had entered into an interest rate swap with Merrill Lynch Capital Services, Inc. whereby the Fund makes semi-annual payments at a fixed rate equal to 4.006% on the notional amount of $2,100,000. In exchange, the Fund receives semi-annual payments at a rate equal to the USD-BMA-Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates August 7, 2037, is recorded as a payable for open swap contracts of $43,764, on November 30, 2006.

At November 30, 2006, the Fund had entered into an interest rate swap agreement with JPMorgan Chase Bank, N.A. whereby the Fund makes semi-annual payments at a fixed rate equal to 5.77% on the notional amount of $7,000,000. In exchange the Fund receives quarterly payments at a rate equal to the three month USD-LIBOR on the same notional amount. The effective date of the interest rate swap is February 26, 2007. The value of the contract, which terminates on February 26, 2037, is recorded as a payable for open swap contracts of $754,705 on November 30, 2006.

At November 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$75,954,178
Gross unrealized appreciation	$6,826,647
Gross unrealized depreciation	—
Net unrealized appreciation	$6,826,647

5

Eaton Vance Oregon Municipals Fund                                                                                    as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 117.0%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.5%
$1,500	Western Generation Agency, (Wauna Cogeneration),(AMT), 5.00%, 1/1/12	$1,542,975
		$1,542,975
Education — 1.0%
1,000	Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,052,830
		$1,052,830
Electric Utilities — 1.9%
1,000	Northern Wasco County, (Bonneville Power Administration), 5.20%, 12/1/24	1,001,150
1,000	Port of Morrow, Pollution Control, (Portland General Electric), 5.20%, 5/1/33	1,023,900
		$2,025,050
Escrowed / Prerefunded — 6.8%
1,250	Portland, Community College District, Prerefunded to 6/01/11, 5.00%, 6/1/21	1,326,150
4,000	Tri-County, Metropolitan Transportation District, Prerefunded to 8/1/09, 5.00%, 8/1/19 (3)(4)	4,153,000
1,500	Umatilla County, Hospital Facilities Authority, (Catholic Health Initiatives), Escrowed to Maturity, 5.50%, 3/1/32	1,616,595
		$7,095,745
General Obligations — 11.4%
1,565	Oregon Board of Higher Education, 0.00%, 8/1/20	896,213
4,425	Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	4,431,062
660	Oregon Veterans Welfare, 5.25%, 10/1/42	681,661
1,560	Oregon Veterans Welfare, 5.50%, 12/1/42	1,617,595
475	Oregon Veterans Welfare, 5.90%, 10/1/17	479,394
3,440	Portland, (Headwater Apartments), 5.00%, 4/1/25	3,677,842
		$11,783,767
Hospital — 2.1%
2,105	Hood River County, Health Facility Authority Elderly Housing, (Down Manor), 6.50%, 1/1/17	2,130,007
		$2,130,007
Housing — 19.6%
905	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	962,477
2,000	Oregon Housing and Community Services Department, (Single Family Mortgage), (AMT), 4.75%, 7/1/36	2,023,740

$2,170	Oregon Housing and Community Services Department, (Single Family Mortgage), (AMT), 5.00%, 1/1/25	$2,245,950
750	Oregon Housing and Community Services Department, MFMR, (AMT), 5.70%, 7/1/29	768,930
1,500	Oregon Housing and Community Services Department, MFMR, (AMT), 6.20%, 7/1/28	1,531,605
2,500	Oregon Housing and Community Services Department, MFMR, (FHA), (AMT), 5.00%, 7/1/47	2,547,350
905	Oregon Housing and Community Services Department, SFMR, (AMT), 6.20%, 7/1/27	924,086
525	Oregon Housing and Community Services Department, SFMR, (AMT), 6.40%, 7/1/26	530,066
565	Oregon Housing and Community Services Department, SFMR, (AMT), 6.45%, 7/1/26 (1)	570,593
2,875	Portland Housing Authority, MFMR, (Cherry Blossom), (AMT), 6.20%, 12/20/36	2,964,269
3,710	Portland Housing Authority, Multifamily Revenue Housing (Berry Ridge), (AMT), 6.30%, 5/1/29	3,734,338
1,500	Washington County, Housing Authority, (Bethany Meadows), (AMT), 5.85%, 9/1/27	1,545,705
		$20,349,109
Industrial Development Revenue — 6.0%
590	Oregon Economic Development Authority, (Georgia-Pacific), (AMT), 5.70%, 12/1/25	596,879
3,500	Port of Astoria, PCR, (James River Corp.), 6.55%, 2/1/15	3,503,570
335	Port of Portland, (North Portland Crown Zellerbach Corp.), 6.125%, 5/15/08	337,117
830	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	837,968
915	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	915,476
		$6,191,010
Insured-Education — 4.1%
4,850	Oregon Health Science University, (MBIA), 0.00%, 7/1/21	2,660,273
1,500	Oregon Health Science University, (MBIA), 5.00%, 7/1/32 (1)	1,588,575
		$4,248,848
Insured-Electric Utilities — 2.8%
750	Emerald People’s Utility District, (FSA), 5.25%, 11/1/22	817,027
1,000	Eugene, Electric Utility, (FSA), 5.25%, 8/1/22	1,062,330
1,000	Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26 (1)	1,072,630
		$2,951,987
Insured-Escrowed / Prerefunded — 7.7%
1,750	Clackamas County, School District No. 007J, (Lake Oswego), (MBIA), Prerefunded to 6/01/11, 5.00%, 6/1/26 (2)	1,853,618

$3,896	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (3)(4)	$4,193,397
1,900	Umatilla County, School District No. 008R, (MBIA), Prerefunded to 6/15/09, 5.20%, 6/15/19 (3)(4)	1,978,575
		$8,025,590
Insured-General Obligations — 25.0%
4,000	Clackamas County, School District No. 007J, (Lake Oswego), (FSA), 5.25%, 6/1/24	4,672,000
1,200	Clackamas County, School District No. 108, (FSA), 5.50%, 6/15/24	1,441,404
1,000	Columbia, School District No. 502, (FGIC), 0.00%, 6/1/17	659,020
2,950	Deschutes and Jefferson County, School District No. 2J, (FGIC), 0.00%, 6/15/23	1,485,679
1,000	Deschutes and Jefferson County, School District No. 2J, (FGIC), 0.00%, 6/15/18	628,120
200	Jefferson County, School District No. 509J, (FGIC), 5.00%, 6/15/22	211,478
500	Jefferson County, School District No. 509J, (FGIC), 5.25%, 6/15/19	539,410
4,000	Lane County School District No 019, (Springfield), (FSA), 0.00%, 6/15/29 (5)	1,442,120
2,000	Linn County, Community School District No. 9, (Lebanon), (FGIC), 5.50%, 6/15/27	2,454,180
4,000	Linn County, Community School District No. 9, (Lebanon), (FGIC), 5.50%, 6/15/30 (3)(4)	4,969,280
1,470	Marion County, (AMBAC), 5.50%, 6/1/23	1,753,254
1,000	Oregon State Local Governments, (MBIA), 5.00%, 12/1/23	1,093,420
600	Puerto Rico, (MBIA), 5.50%, 7/1/20 (3)(4)	707,796
2,000	Washington County, School District No. 15, (Forest Grove), (FSA), 5.50%, 6/15/21	2,370,960
3,500	Washington Multnomah and Yamhill Counties, School Distric No. 1J, (MBIA), 0.00%, 6/15/26 (5)	1,464,785
		$25,892,906
Insured-Hospital — 0.5%
500	Oregon Health, Housing, Educational and Cultural Facilities Authority, (Peace Health), (AMBAC), 5.00%, 11/15/32	524,860
		$524,860
Insured-Lease Revenue / Certificates of Participation — 4.6%
2,000	Oregon Department of Administration Services, (FGIC), 5.00%, 11/1/22	2,158,860
1,500	Oregon Department of Administration Services, (MBIA), 5.25%, 11/1/20	1,612,800
900	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (3)(4)	1,027,182
		$4,798,842

Insured-Special Tax Revenue — 6.3%
$1,200	Puerto Rico Convention Center Authority, (CIFG), 4.50%, 7/1/36 (3)(4)	$1,228,608
730	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	295,862
450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	121,716
3,999	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, 5.00%, 7/1/28 (3)(4)	4,103,568
3,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	715,913
		$6,465,667
Insured-Transportation — 2.9%
1,800	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (3)(4)	2,178,864
700	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 7.595%, 7/1/32 (6)(7)	814,345
		$2,993,209
Insured-Water and Sewer — 6.0%
1,575	Albany, Water Revenue, (FGIC), 5.125%, 8/1/26	1,687,928
1,000	Lane County, Metropolitan Wastewater Management Commission, (FGIC), 4.75%, 11/1/26	1,055,430
1,000	Portland, Sewer System, (FSA), 5.00%, 6/1/23	1,064,710
1,600	Portland, Water System, (MBIA), 4.50%, 10/1/31	1,631,152
750	Washington County, Clean Water Services, (Senior Lien), (FGIC), 5.00%, 10/1/21	794,310
		$6,233,530
Other Revenue — 1.6%
1,500	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (3)(4)	1,622,400
		$1,622,400
Senior Living / Life Care — 1.8%
1,750	Clackamas County, Hospital Facility Authority, (Homewoods), 5.15%, 10/20/37	1,847,878
		$1,847,878
Special Tax Revenue — 3.4%
2,000	Oregon Department of Transportation, (Highway User Tax), 5.125%, 11/15/26	2,129,880
2,475	Portland Limited Tax General Obligation, 0.00%, 6/1/22	1,305,290
		$3,435,170
Total Tax-Exempt Investments — 117.0% (identified cost $114,626,766)		$121,211,380

Other Assets, Less Liabilities — (17.0)%	$(17,638,583)
Net Assets — 100.0%	$103,572,797

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
MBNAS	—	MBNA Credit Card Master Note Trust

The Fund invests primarily in debt securities issued by Oregonmunicipalities. The ability of the issuers of the debt securities to meettheir obligations may be affected by economic developments in aspecific industry or municipality. In order to reduce the risk associatedwith such economic developments, at November 30, 2006, 51.3%of total investments are backed by bond insuranceof various financial institutions and financial guaranty assuranceagencies. The aggregate percentage insured by an individual financial institutionranged from 2.8% to 17.8% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(5)	When-issued security.
(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the aggregate value of the securities is $814,345 or 0.8% of the Fund’s net assets.

(7)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2006.

A summary of financial instruments at November 30, 2006 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date(s)	Contracts	Position	Cost	Value	Depreciation
3/07	75 U.S. Treasury Bond	Short	$(8,548,777)	$(8,578,125)	$(29,348)

Interest Rate Swaps

At November 30, 2006, the Fund had entered into an interest rate swap agreement with Citigroup N.A. whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $2,500,000. In exchange the Fund pays quarterly payments at a rate equal to the three month USD-LIBOR on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates on August 16, 2027, is recorded as a payable for open swap contracts of $38,546 on November 30, 2006.

At November 30, 2006, the Fund had entered into an interest rate swap with Merrill Lynch Capital Services, Inc. whereby the Fund makes semi-annual payments at a fixed rate equal to 4.006% on the notional amount of $2,500,000. In exchange, the Fund receives semi-annual payments at a rate equal to the USD-BMA-Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates August 7, 2037, is recorded as a payable for open swap contracts of $52,100 on November 30, 2006.

At November 30, 2006, the Fund had entered into an interest rate swap agreement with JPMorgan Chase Bank, N.A. whereby the Fund makes semi-annual payments at a fixed rate equal to 5.77% on the notional amount of $10,000,000. In exchange the Fund receives quarterly payments at a rate equal to the three month USD-LIBOR on the same notional amount. The effective date of the interest rate swap is February 26, 2007. The value of the contract, which terminates on February 26, 2037, is recorded as a payable for open swap contracts of $1,078,149 on November 30, 2006

At November 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$99,158,357
Gross unrealized appreciation	$6,707,852
Gross unrealized depreciation	—
Net unrealized appreciation	$6,707,852

Eaton Vance South Carolina Municipals Fund                                                                     as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 113.5%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.2%
$1,175	South Carolina Educational Facilities Authority, (Furman University), 4.625%, 10/1/35	$1,200,098
1,100	South Carolina Educational Facilities Authority, (Furman University), 5.00%, 10/1/38	1,176,197
		$2,376,295
Electric Utilities — 0.8%
750	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	801,915
		$801,915
Escrowed / Prerefunded — 3.2%
695	Kershaw County, School District, Prerefunded to 2/1/10, 5.00%, 2/1/18	725,663
1,000	Medical University Hospital Authority, Prerefunded to 8/15/12, 6.50%, 8/15/32	1,150,870
1,335	South Carolina Jobs Economic Development Authority, (Palmetto Health Facility), Prerefunded to 8/1/13, 6.375%, 8/1/34	1,551,550
		$3,428,083
General Obligations — 6.5%
1,500	Charleston County, School District, 5.00%, 2/1/25	1,580,805
2,000	Lexington County, School District No. 1, 4.75%, 2/1/28	2,099,200
1,085	Richland County, Sewer System, (Broad River), 5.125%, 3/1/29	1,156,632
2,360	South Carolina, 3.25%, 8/1/30	2,036,869
		$6,873,506
Hospital — 1.5%
1,000	Lexington County, (Health Services District, Inc.), 5.50%, 11/1/32	1,073,290
250	South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.625%, 11/15/30	269,490
165	South Carolina Jobs Economic Development Authority, (Palmetto Health Facility), 6.375%, 8/1/34	190,707
		$1,533,487
Housing — 0.3%
320	South Carolina Housing Finance Authority, SFMR, (FHA), 6.45%, 7/1/17	320,400
		$320,400
Industrial Development Revenue — 3.3%
1,400	Darlington County, (Sonoco Products), (AMT), 6.00%, 4/1/26	1,429,120
135	Florence County, (Stone Container), 7.375%, 2/1/07	135,231
400	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	403,840
1,400	Richland County, Environmental Improvement, (International Paper Co.), (AMT), 6.10%, 4/1/23	1,532,846
		$3,501,037

1

Insured-Education — 6.3%
$1,000	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.125%, 4/1/30	$1,069,420
1,250	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.375%, 4/1/25	1,367,837
1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, (MBIA), 5.00%, 7/1/33 (1)(2)	1,559,760
1,345	University of South Carolina, (AMBAC), 4.75%, 5/1/27	1,393,474
1,285	University of South Carolina, (MBIA), 4.50%, 6/1/29	1,307,385
		$6,697,876
Insured-Electric Utilities — 13.0%
7,500	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	2,905,500
2,940	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/32	996,425
2,090	Piedmont Municipal Power Agency, (FGIC), 0.00%, 1/1/23	1,057,540
1,500	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29 (1)(2)	1,591,553
1,000	South Carolina Public Service Authority, (FSA), 5.125%, 1/1/21	1,075,760
6,055	South Carolina Public Service Authority, (Santee-Cooper), (FSA), 4.50%, 1/1/36	6,140,678
		$13,767,456
Insured-Escrowed / Prerefunded — 1.0%
990	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (1)(2)	1,065,507
		$1,065,507
Insured-General Obligations — 6.3%
1,000	Anderson County, School District No. 4 (FSA), 4.50%, 3/1/25	1,022,360
500	Berkeley County, (CIFG),, 4.50%, 9/1/29	509,265
1,300	Berkeley County, (FSA), 2.00%, 9/1/25	923,832
1,000	Lancaster County, School District, (FSA), 4.75%, 3/1/18 (1)(2)	1,039,520
1,980	Puerto Rico, (AGC), 5.50%, 7/1/29 (1)(2)	2,420,570
600	Puerto Rico, (MBIA), 5.50%, 7/1/20 (1)(2)	707,796
		$6,623,343
Insured-Hospital — 1.0%
1,000	Florence County, (McLeod Regional Medical Center), (FSA), 5.25%, 11/1/34	1,082,480
		$1,082,480
Insured-Housing — 5.0%
5,000	South Carolina Jobs Economic Development Authority, (Capital Housing Foundation), (CIFG), 5.00%, 4/1/35	5,320,200
		$5,320,200
Insured-Lease Revenue — 1.3%
1,255	Greenville County School District, (FSA), 5.00%, 12/1/28	1,354,936
		$1,354,936

2

Insured-Lease Revenue / Certificates of Participation — 8.9%
$2,810	Kershaw County, Public Schools Foundation, (CIFG), 5.00%, 12/1/31	$3,009,847
1,000	Lexington, School District No. 2, (CIFG), 4.75%, 12/1/31	1,043,130
1,245	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (1)(2)	1,420,935
3,665	Scago Educational Facilities Corp., Cherokee School District No 1, (FSA), 5.00%, 12/1/30	3,938,885
		$9,412,797
Insured-Other Revenue — 1.7%
1,710	Columbia, Parking Facility, (CIFG), 5.00%, 2/1/25	1,817,662
		$1,817,662
Insured-Pooled Loans — 5.0%
4,980	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27 (1)(2)	5,253,385
		$5,253,385
Insured-Special Tax Revenue — 2.7%
1,000	Myrtle Beach, (Hospitality Fee), (FGIC), 5.375%, 6/1/24	1,103,350
743	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, 5.00%, 7/1/28 (1)(2)	762,091
2,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	1,021,295
		$2,886,736
Insured-Transportation — 10.5%
2,700	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (1)(2)	3,268,296
990	Puerto Rico Highway and Transportation Authority, (FSA), 5.00%, 7/1/32 (1)(2)	1,043,906
1,095	Richland Lexington, Airport, (AMT), (CIFG), 5.00%, 1/1/21	1,172,526
4,000	South Carolina Transportation Infrastructure, (AMBAC), 5.00%, 10/1/33	4,261,600
1,250	South Carolina Transportation Infrastructure, (AMBAC), 5.25%, 10/1/31	1,328,750
		$11,075,078
Insured-Utilities — 5.5%
1,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	1,220,490
2,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32 (3)	2,492,440
2,000	South Carolina Jobs Economic Development Authority, (South Carolina Electric and Gas Co.), (AMBAC), 5.20%, 11/1/27	2,141,640
		$5,854,570

3

Insured-Water and Sewer — 13.4%
$5,000	Beaufort-Jasper, Water and Sewer Authority, (FSA), 4.50%, 3/1/31	$5,094,900
750	Beaufort-Jasper, Water and Sewer Authority, (FSA), 5.00%, 3/1/26	801,840
1,000	Dorchester County, Water and Sewer System, (MBIA), 5.00%, 10/1/28	1,065,400
1,000	Easley, SC Utility Revenue, (FSA), 5.00%, 12/1/27	1,058,910
2,800	Easley, SC Utility Revenue, (FSA), 5.00%, 12/1/34	2,997,904
1,500	Grand Strand, Water and Sewer Authority, (FSA), 5.00%, 6/1/26	1,581,765
500	Spartanburg, Sanitary Sewer District, (MBIA), 5.00%, 3/1/26	516,855
1,000	Spartanburg, Sewer System, (MBIA), 5.25%, 3/1/30	1,086,150
		$14,203,724
Lease Revenue / Certificates of Participation — 9.5%
2,000	Charleston Educational Excellence Financing Corp., 5.00%, 12/1/31	2,133,800
1,000	Dorchester County, School District No. 2, 5.00%, 12/1/30	1,058,510
3,000	Greenville County, School District, 5.00%, 12/1/24 (1)(2)	3,228,660
1,420	Lexington, One School Facility Corp., 5.00%, 12/1/23	1,520,990
2,000	Lexington, One School Facility Corp., 5.00%, 12/1/26	2,135,480
		$10,077,440
Other Revenue — 3.7%
1,650	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (1)(2)	1,784,640
2,000	Tobacco Settlement Management Authority, 6.375%, 5/15/28	2,175,520
		$3,960,160
Pooled Loans — 0.9%
1,000	South Carolina Education Authority, Student Loan, (AMT), 6.30%, 9/1/08	1,001,410
		$1,001,410
Total Tax-Exempt Investments — 113.5% (identified cost $112,776,223)		$120,289,483
Other Assets, Less Liabilities — (13.5)%		$(14,266,370)
Net Assets — 100.0%		$106,023,113

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

4

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2006, 71.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 29.9% of total investments.

(1)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at November 30, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
03/07	250 U.S. Treasury Bond	Short	$(28,482,360)	$(28,593,750)	$(111,390)

At November 30, 2006, the Fund had entered into an interest rate swap with Citigroup N.A., whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $2,550,000. In exchange, the Fund receives quartly payments at a rate equal to the USD-LIBOR on the same notional amount. The effective date of the interest rate swap is August l6, 2007. The value of the contract, which terminates August 16, 2027, is recorded as a payable for open swap contracts of $39,316, on November 30, 2006.

At November 30, 2006, the Fund had entered into an interest rate swap with Merrill Lynch Capital Services Inc, whereby the Fund makes semi-annual payments at a fixed rate equal to 4.006% on the notional amount of $2,550,000. In exchange, the Fund receives semi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates August 7, 2027, is recorded as a payable for open swap contracts of $53,142, on November 30, 2006.

At November 30, 2006, the Fund had entered into an interest rate swap agreement with JPMorgan Chase Bank, N.A. whereby the Fund makes semi-annual payments at a fixed rate equal to 5.77% on the notional amount of $8,000,000. In exchange the Fund receives quarterly payments at a rate equal to the three month USD-LIBOR on the same notional amount. The effective date of the interest rate swap is February 26, 2007. The value of the contract, which terminates on February 26, 2037, is recorded as a payable for open swap contracts of $862,520 on November 30, 2006.

At November 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$98,437,388
Gross unrealized appreciation	$7,529,382
Gross unrealized depreciation	—
Net unrealized appreciation	$7,529,382

5

Eaton Vance Tennessee Municipals Fund                                                                               as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.6%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.8%
$1,500	Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), 5.00%, 10/1/28	$1,539,765
		$1,539,765
Electric Utilities — 2.8%
1,000	Metropolitan Government of Nashville and Davidson County, 5.125%, 5/15/26	1,047,040
500	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	530,340
		$1,577,380
Escrowed / Prerefunded — 1.5%
470	Sullivan County, Health, Education and Facility Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	532,881
280	Sullivan County, Health, Education and Facility Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	317,461
		$850,342
Hospital — 4.8%
1,000	Johnson City, Health and Educational Facilities Board, 5.50%, 7/1/36	1,086,050
500	Knox County, Health and Educational Facilities Authority, (East Tennessee Hospital), 5.75%, 7/1/33	541,480
1,000	Sullivan County, Health, Education and Facility Board, (Wellmont Health System), 5.25%, 9/1/36	1,065,110
		$2,692,640
Housing — 0.8%
415	Tennessee Housing Development Agency, (AMT), 5.375%, 7/1/23	417,893
		$417,893
Industrial Development Revenue — 1.8%
475	Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	489,654
500	McMinn County, (Calhoun Newsprint - Bowater, Inc.), (AMT), 7.40%, 12/1/22	507,425
		$997,079
Insured-Cogeneration — 1.9%
1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 10/1/33	1,057,400
		$1,057,400

1

Insured-Education — 4.5%
$1,000	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 5.00%, 12/1/24	$1,022,630
1,230	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	1,479,616
		$2,502,246
Insured-Electric Utilities — 18.7%
650	Bristol, Electric Revenue, (AMBAC), 4.75%, 9/1/24	681,993
1,000	Lawrenceburg, Electric, (MBIA), 6.625%, 7/1/18	1,254,700
500	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	575,945
1,000	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (FSA), Prerefunded to 7/1/11, 5.00%, 7/1/26	1,061,490
1,750	Madison County, Suburban Utility District, (MBIA), 5.00%, 2/1/19	1,776,022
1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 5/15/29	1,066,250
2,000	Metropolitan Government of Nashville and Davidson County, (MBIA), 0.00%, 5/15/17	1,316,320
1,000	Pleasant View, Utility District, (MBIA), 5.00%, 9/1/32	1,064,570
500	Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26	536,315
250	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32	266,202
750	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (1)(2)	863,650
		$10,463,457
Insured-Escrowed/Prerefunded — 9.9%
500	Bristol, (Bristol Memorial Hospital), (FGIC), Escrowed to Maturity, 6.75%, 9/1/10	540,590
250	Chattanooga, (Memorial Hospital), (MBIA), Escrowed to Maturity, 6.625%, 9/1/09	270,212
1,500	Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (MBIA), Prerefunded to 7/1/23, 5.125%, 7/1/25	1,555,770
500	Puerto Rico Public Finance Corp., Prerefunded to 6/1/08, (AMBAC), 5.00%, 6/1/26	515,670
1,500	Shelby County, (Lebonheur Children’s Hospital), (MBIA), Escrowed to Maturity, 5.50%, 8/15/12	1,590,000
1,000	White House Utility District, Water and Wastewater, (Robertson and Sumner Counties), (FSA), Prerefunded to 1/1/12, 5.00%, 1/1/32	1,067,140
		$5,539,382
Insured-General Obligations — 9.0%
1,425	Franklin, Special School District, (FSA), 0.00%, 6/1/19	854,758
2,500	Franklin, Special School District, (FSA), 0.00%, 6/1/20	1,433,825

2

$500	Lincoln County, (FGIC), 5.25%, 4/1/21	$579,240
700	Puerto Rico, (FSA), Variable Rate, 8.462%, 7/1/27 (3)(4)	840,637
250	Putnam County, (FGIC), 5.25%, 4/1/20	288,063
1,000	Rutherford County, (MBIA), 4.50%, 4/1/30	1,018,400
		$5,014,923
Insured-Hospital — 2.8%
1,500	Knox County, Health and Educational Facilities Authority, (Covenant Health), (FSA), 5.00%, 1/1/26	1,576,545
		$1,576,545
Insured-Lease Revenue / Certificates of Participation — 2.1%
1,020	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (1)(2)	1,164,140
		$1,164,140
Insured-Pooled Loans — 1.9%
1,000	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27	1,054,890
		$1,054,890
Insured-Special Tax Revenue — 5.3%
1,370	Memphis-Shelby County, Sports Authority, Inc., (Memphis Arena), (AMBAC), 5.125%, 11/1/29	1,455,666
3,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	928,230
1,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	567,945
		$2,951,841
Insured-Transportation — 7.4%
1,500	Memphis-Shelby County, Airport Authority, (AMBAC), (AMT), 6.00%, 3/1/24	1,610,145
1,000	Memphis-Shelby County, Airport Authority, (MBIA), (AMT), 6.50%, 2/15/09	1,048,200
750	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	798,690
570	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (1)(2)	689,974
		$4,147,009
Insured-Water and Sewer — 22.5%
1,000	Clarksville, Water, Sewer and Gas, (FSA), 5.25%, 2/1/18	1,131,410
1,500	Davidson and Williamson Counties, Harpeth Valley Utilities District, (MBIA), 5.00%, 9/1/34	1,598,535
1,000	Hallsdale-Powell, Utility District, (FGIC), 5.00%, 4/1/31	1,081,730
875	Knox County, First Utility District, (MBIA), 5.00%, 12/1/25	951,440
875	Knoxville, Waste Water System, (MBIA), 4.75%, 4/1/32	911,321
1,000	Memphis, Sanitary Sewer System, (FSA), 4.75%, 7/1/24	1,050,680

3

$1,000	Metropolitan Government of Nashville and Davidson County, Water System, (FGIC), 5.20%, 1/1/13	$1,091,000
1,500	Rutherford County, Consolidated Utility District, (FSA), 5.00%, 2/1/31	1,617,105
2,000	West Wilson Utility District, Waterworks, (MBIA), 5.00%, 6/1/34 (5)	2,121,220
1,000	White House Utility District, Robertson and Sumner Counties, (MBIA), 4.25%, 1/1/32	990,070
		$12,544,511
Other Revenue — 4.1%
2,000	Tennessee Energy Acquisition Corp., 5.25%, 9/1/26 (1)(2)	2,313,650
		$2,313,650
Total Tax-Exempt Investments — 104.6% (identified cost $54,181,568)		$58,405,093
Other Assets, Less Liabilities — (4.6)%		$(2,575,185)
Net Assets — 100.0%		$55,829,908

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2006, 82.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 31.8% of total investments.

(1)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the aggregate value of the securities is $840,637 or 1.5% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2006.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

4

A summary of financial instruments at November 30, 2006 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
03/07	81 U.S. Treasury Bond	Short	$(9,247,006)	$(9,264,375)	$(17,369)

At November 30, 2006, the Fund had entered into an interest rate swap with Citibank N.A., whereby the Fund makes semi-annual payments at a fixed rate equal to 3.925% on the notional amount of $1,400,000. In exchange, the Fund receives payments every six months at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August l6, 2007. The value of the contract, which terminates August 16, 2027, is recorded as a payable for open swap contracts of $21,586 on November 30, 2006.

At November 30, 2006, the Fund had entered into an interest rate swap with Merrill Lynch Capital Services, INC., whereby the Fund makes semi-annual payments at a fixed rate equal to 4.006% on the notional amount of $1,400,000. In exchange, the Fund receives payments every six months at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates August 7, 2027, is recorded as a payable for open swap contracts of $29,176, on November 30, 2006.

At November 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$51,102,069
Gross unrealized appreciation	$4,243,024
Gross unrealized depreciation	—
Net unrealized appreciation	$4,243,024

5

Eaton Vance Virginia Municipals Fund                                                                                   as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 114.5%

Principal
Amount
(000’s omitted)	Security	Value
Education — 3.2%
$800	Alexandria Industrial Development Authority, 4.50%, 1/1/35	$811,624
2,920	Virginia College Building Authority, 4.75%, 9/1/35	3,035,953
		$3,847,577
Electric Utilities — 1.8%
2,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29 (1)(2)	$2,121,360
		$2,121,360
General Obligations — 3.0%
1,390	Peninsula Airport Commission, (City Guaranteed), (AMT), 5.50%, 7/15/21	1,497,252
2,000	Virginia Public School Authority, 5.00%, 8/1/21	2,129,520
		$3,626,772
Hospital — 12.7%
2,250	Albemarle County Industrial Development Authority, (Martha Jefferson Hospital), 5.25%, 10/1/35	$2,357,730
1,500	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/14	1,631,025
2,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/15	2,183,080
5,000	Fairfax County Industrial Development Authority, (Inova Health System), 5.00%, 8/15/23 (1)(2)	5,505,028
1,850	Henrico County, (Bon Secours Health System, Inc.), 5.60%, 11/15/30	1,984,328
500	Prince William County Industrial Development Authority, 5.20%, 10/1/30	539,145
1,000	Prince William County Industrial Development Authority, (Potomac Hospital Corp.), 5.35%, 10/1/36	1,084,650
		$15,284,986
Housing — 5.0%
1,000	Alexandria, Redevelopment and Housing Authority, MFMR, (Buckingham Village Apartments), (AMT), 5.45%, 7/1/18	$1,021,260
1,875	Multifamily Housing Bond Pass Through Certificates of Beneficial Owners, (Prince William County), (AMT), 6.00%, 11/1/33	1,916,700
3,000	Virginia Housing Development Authority, 4.75%, 7/1/22	3,065,550
		$6,003,510
Industrial Development Revenue — 3.1%
1,250	James City County Industrial Development Authority, (Anheuser Busch), (AMT), 6.00%, 4/1/32	$1,271,250
2,270	Norfolk, Airport Authority, (AMT), 6.25%, 1/1/30	2,430,466
		$3,701,716

1

Insured-Education — 6.6%
$6,655	Virginia College Building Authority, (Washington and Lee University), (MBIA), 5.25%, 1/1/31	$7,985,400
		$7,985,400
Insured-Electric Utilities — 6.0%
3,000	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29 (1)(2)	3,183,110
495	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29 (1)(2)	525,213
2,100	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (1)(2)	2,418,220
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,149,000
		$7,275,543
Insured-Escrowed/Prerefunded — 2.2%
1,890	Virginia Resource Authority Infrastructure Revenue, (MBIA), Prerefunded to 5/1/11, 5.50%, 5/1/26	$2,058,229
610	Virginia Resource Authority Infrastructure Revenue, (MBIA), Prerefunded to 5/1/11, 5.50%, 5/1/26	657,745
		$2,715,974
Insured-General Obligations — 6.8%
710	Fairfax, (MBIA), 4.50%, 1/15/36	$723,767
4,870	Harrisonburg, (FSA), 4.25%, 2/1/33	4,897,369
1,000	Puerto Rico, (FSA), Variable Rate, 8.462%, 7/1/27 (3)(4)	1,200,910
1,200	Puerto Rico, (MBIA), 5.50%, 7/1/20 (1)(2)	1,415,592
		$8,237,638
Insured-Hospital — 6.1%
1,500	Henrico County, (Bon Secours Health System, Inc.), (MBIA), 6.25%, 8/15/20	$1,863,285
5,000	Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	5,549,150
		$7,412,435
Insured-Housing — 3.2%
3,606	Virginia Housing Development Authority, (MBIA), 5.375%, 7/1/36 (1)(2)	$3,835,537
		$3,835,537
Insured-Lease Revenue / Certificates of Participation — 12.1%
900	Powhatan County Economic Development Authority, Lease Revenue, (AMBAC), 5.25%, 7/15/33	$971,351
1,800	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (1)(2)	2,054,364
4,250	Rappahannock, Regional Jail Authority, (MBIA), 4.50%, 12/1/36	4,309,882
7,215	Westmoreland County Industrial Development Authority, Lease Revenue, (MBIA), 4.50%, 11/1/36	7,298,333
		$14,633,930

2

Insured-Pooled Loans — 1.8%
$250	Stafford County & Staunton Industrial Development Authority, (CIFG), 4.75%, 8/1/29	$261,733
1,740	Stafford County & Staunton Industrial Development Authority, (CIFG), 5.00%, 8/1/36	1,871,788
		$2,133,521
Insured-Special Tax Revenue — 1.7%
1,400	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$567,406
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	1,550,280
		$2,117,686
Insured-Transportation — 19.2%
5,000	Chesapeake Bay Bridge and Tunnel Commission, District, (General Resolution), (MBIA), 5.50%, 7/1/25	$6,046,800
1,380	Metropolitan Washington, DC, Authority Airport System, (FGIC), 4.375%, 10/1/32 (5)	1,381,021
1,000	Metropolitan Washington, DC, Authority Airport System, (FGIC), (AMT), 5.00%, 10/1/33	1,053,740
1,000	Metropolitan Washington, DC, Authority Airport System, (FGIC), (AMT), 5.25%, 10/1/32	1,064,430
3,255	Metropolitan Washington, DC, Authority Airport System, (MBIA), (AMT), 5.50%, 10/1/27 (6)	3,511,592
1,000	Norfolk, Airport Authority, (FGIC), 5.125%, 7/1/31	1,047,450
3,055	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	3,698,016
750	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36 (1)(2)	812,625
3,900	Richmond, Metropolitan Authority Expressway, (FGIC), 5.25%, 7/15/22	4,523,961
		$23,139,635
Insured-Utilities — 0.9%
1,000	Richmond, Public Utilities, (FSA), 5.00%, 1/15/27	$1,051,080
		$1,051,080
Insured-Water and Sewer — 2.8%
1,000	Henry County, Water and Sewer Authority, (FSA), 5.50%, 11/15/19	$1,167,640
1,000	Spotsylvania County, Water and Sewer, (FSA), 4.75%, 6/1/32	1,025,860
1,000	Upper Occoquan, Sewer Authority, (MBIA), 5.15%, 7/1/20	1,137,070
		$3,330,570
Other Revenue — 7.0%
7,000	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$484,050
6,000	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	216,720

3

$1,250	Prince William County Industrial Development Authority, (Catholic Diocese Arlington), 5.50%, 10/1/33	$1,340,000
3,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/34 (1)(2)	3,250,320
3,000	Tobacco Settlement Financing Corp., 5.625%, 6/1/37 (1)(2)	3,213,300
		$8,504,390
Senior Living / Life Care — 2.2%
1,600	Henrico County, Development Authority, (Westminster-Canterbury), 5.00%, 10/1/35	$1,662,672
1,000	Virginia Beach, Development Authority, (Westminster-Canterbury), 5.375%, 11/1/32	1,035,410
		$2,698,082
Special Tax Revenue — 0.3%
300	Heritage Hunt, Community Development Authority, 6.85%, 3/1/19	$303,885
		$303,885
Water and Sewer — 6.8%
4,250	Fairfax County, Water Authority, 5.00%, 4/1/21 (7)	$4,817,078
2,795	Fairfax County, Water Authority, 5.25%, 4/1/27	3,337,482
		$8,154,560
Total Tax-Exempt Investments — 114.5% (identified cost $126,715,078)		$138,115,787
Other Assets, Less Liabilities — (14.5%)		$(17,449,278)
Net Assets — 100.0%		$120,666,509

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

4

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2006, 60.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 31.9% of total investments.

(1)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the aggregate value of the securities is $1,200,910 or 1.0% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2006.
(5)	When-issued security.
(6)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(7)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at November 30, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
03/07	291 U.S. Treasury Bond	Short	$(33,211,140)	$(33,283,125)	$(71,985)

At November 30, 2006, the Fund had entered into an interest rate swap with Citigroup., whereby the Fund makes semi-annual payments at a fixed rate equal to 3.925% on the notional amount of $2,950,000. In exchange, the Fund receives payments every six months at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August l6, 2007. The value of the contract, which terminates August 16, 2027, is recorded as a payable for open swap contracts of $45,484, on November 30, 2006.

At November 30, 2006, the Fund had entered into an interest rate swap with Merrill Lynch Capital Services, Inc. whereby the Fund makes semi-annual payments at a fixed rate equal to 4.006% on the notional amount of $2,950,000. In exchange, the Fund receives semi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates August 7, 2037, is recorded as a payable for open swap contracts of $61,478, on November 30, 2006.

At November 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$109,575,816
Gross unrealized appreciation	$11,556,425
Gross unrealized depreciation	—
Net unrealized appreciation	$11,556,425

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer

Date:	January 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert B. ManIntosh
Robert B. MacIntosh
President and Principal Executive Officer

Date:	January 19, 2007

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	January 19, 2007